Statement of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (2,866)	$ (62,741)		$ 1,768,961		$ 3,673,548
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating expenses paid by related parties		62,741
Interest earned on cash held in Trust Account				(3,466,643)		(5,016,986)
Payment of formation cost by related party	2,866
Changes in operating assets and liabilities:
Prepaid expenses				11,496		66,692
Accounts payable				120,000		86,351
Accrued expenses				580,389		386,100
Advanced by related parties				3,801
Other payables				6,116
Net cash used in operating activities				(975,880)		(804,295)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption				32,364,394		43,058,659
Investment of cash in Trust Account				(1,360,000)		(2,940,000)
Net cash provided by investing activities				31,004,394		40,118,659
Cash flows from financing activities:
Redemption of ordinary shares				(32,364,394)		(43,058,659)
Proceeds from working capital loan				833,500		650,000
Proceeds from extension loan				1,360,000		2,940,000
Net cash used in financing activities				(30,170,894)		(39,468,659)
Net change in cash				(142,380)		(154,295)
Cash at the beginning of the period				146,933		301,228
Cash at the end of the period				4,553		146,933
Supplemental disclosure of non-cash investing and financing activities:
Founder share issued to shareholder
Remeasurement of Common Stock subject to redemption				3,466,643		5,016,986
Extension Funds attributable to Common Stock subject to redemption				$ 1,360,000		$ 2,940,000
OPERATING ACTIVITIES
Profit before tax		395,959	$ 1,143,302		1,175,377		$ 757,202
Adjustments for:
Depreciation of property, plant and equipment		7,686	4,375		8,217		4,792
Amortisation of right-of-use assets		20,141	14,944		21,598
Finance cost		6,586	5,439		7,325		17,381
Interest income		(13,881)	(11,392)		(15,433)		(7,412)
Plant and equipment written off			4,719				(1,443)
Property, plant and equipment written off					4,666
Unrealised currency translation loss		5,325	873		2,262		260
Net cash generated from operations		421,816	1,162,260		1,204,012		770,780
Changes in trade and other receivables		(286,525)	267,482		(37,379)		(163,077)
Changes in trade and other payables		197,217	142,263		402,098		1,164,680
Cash generated from operations		332,508	1,572,005		1,568,731		1,772,383
Tax paid		(190,274)	(478,964)		(470,888)		(83,282)
Interest paid		(6,586)	(5,439)		(7,325)		(17,381)
Interest received		794	994		1,055		7,412
Net cash generated from operating activities		136,442	1,088,596		1,091,573		1,679,132
INVESTING ACTIVITIES
Purchase of property, plant and equipment		(1,877)	(29,012)		(60,854)		(1,769)
Proceeds from disposal of property, plant and equipment							4,456
Net cash used in investing activities		(1,877)	(29,012)		(60,854)		2,687
FINANCING ACTIVITIES
Dividends paid			(1,028,446)		(1,028,446)
Placement of pledged fixed deposits							(687,530)
Withdrawal of pledged fixed deposit			160,061		192,966
Repayment of term loan & bank facility							(227,702)
Repayment of hire purchase payable							(2,662)
Repayments of lease liabilities		(17,422)	(11,669)		(17,207)
Net cash used in financing activities		(17,422)	(880,054)		(852,687)		(917,894)
Net increase in cash and restricted cash		117,143	179,530		178,032		763,925
Cash and restricted cash at the beginning of the period		1,101,771	1,034,523		1,034,523		280,066
Effects of currency translation on cash and restricted cash		220,674	(81,612)		(110,784)		(9,468)
Cash and restricted cash at the end of the period	1,101,771	1,439,588	1,132,441		1,101,771		1,034,523
Cash and bank balances	494,180	609,841	553,714		494,180		684,064
Restricted cash	607,591	829,747	578,727		607,591		350,459
Cash and restricted cash at the end of the year	$ 1,101,771	$ 1,439,588	$ 1,132,441		$ 1,101,771		$ 1,034,523